Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2020	2021
	$	$

Office equipment	181	350
Laboratory equipment	121	1,009
Motor vehicles	24	108
Leasehold improvements	116	274

	442	1,741
Less: accumulated depreciation	(258)	(319)

Property and equipment, net	184	1,422